Victory Mid-Cap Core Growth Fund Expense Example - Victory Mid-Cap Core Growth Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 698
Expense Example, with Redemption, 3 Years	958
Expense Example, with Redemption, 5 Years	1,237
Expense Example, with Redemption, 10 Years	2,031
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	315
Expense Example, with Redemption, 3 Years	835
Expense Example, with Redemption, 5 Years	1,480
Expense Example, with Redemption, 10 Years	2,813
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	$ 1,225